UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04438

Exact name of registrant as specified in charter:	Aberdeen Australia Equity Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-866-839-5205

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

Item 1 – Schedule of Investments

Portfolio of Investments
As of July 31, 2010 (unaudited)

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS - 97.5%
COMMON STOCKS - 97.5%
CONSUMER DISCRETIONARY - 7.0%
329,000	Billabong International Ltd.*	$2,714,023
1,292,800	David Jones Ltd.*	5,628,213
2,502,800	Tattersall’s Ltd.*	5,548,695

		13,890,931

CONSUMER STAPLES - 10.1%
2,404,200	Goodman Fielder Ltd.*	2,902,682
1,467,600	Metcash Ltd.*	5,908,939
476,250	Woolworths Ltd.*	11,114,809

		19,926,430

ENERGY - 4.2%
219,917	Woodside Petroleum Ltd.*	8,302,388

FINANCIALS - 30.9%
477,950	Australia & New Zealand Banking Group Ltd.*	10,000,527
287,150	Australian Stock Exchange Ltd.*	7,519,966
911,470	AXA Asia Pacific Holdings Ltd.*	4,479,661
242,820	Commonwealth Bank of Australia*	11,584,442
941,600	QBE Insurance Group Ltd.*	14,231,528
622,090	Westpac Banking Corp. Ltd.*	13,527,878

		61,344,002

HEALTH CARE EQUIPMENT & SERVICES - 3.4%
303,890	Ramsay Health Care Ltd.*	3,879,161
309,420	Sonic Healthcare Ltd.*	2,888,477

		6,767,638

INDUSTRIALS - 1.9%
139,825	Leighton Holdings Ltd.*	3,736,869

INFORMATION TECHNOLOGY - 1.8%
382,500	Computershare Ltd.*	3,505,235

MATERIALS - 23.9%
728,050	BHP Billiton Ltd.*	26,428,404
1,148,800	Incitec Pivot Ltd.*	3,387,975
179,260	Orica Ltd.*	4,086,504
209,370	Rio Tinto Ltd.*	13,438,211

		47,341,094

PROPERTY - 4.3%
769,650	Westfield Group Ltd.*	8,513,505

TELECOMMUNICATION SERVICES - 3.6%
3,129,450	Singapore Telecommunications Ltd.*	7,160,783

UTILITIES - 6.4%
616,710	AGL Energy Ltd.*	8,253,327
6,075,860	SP AusNet*	4,387,949

		12,641,276

Total Long-Term Investments - 97.5% (Cost $136,324,123)		193,130,151

Portfolio of Investments (continued)

As of July 31, 2010 (unaudited)

Par Amount	Description	Value (US$)
SHORT-TERM INVESTMENT - 0.2%
$413,000	State Street Bank and Trust Time Deposit, 0.01%, 8/02/10	$413,000

Total Short-Term Investments - 0.2% (Cost $413,000)		413,000

Total Investments - 97.7% (Cost $136,737,123)		193,543,151

Other assets in excess of liabilities - 2.3%		4,644,890

Net Assets - 100.0%		$198,188,041

*	Security was Fair Valued

Tax Cost of Investments

The United States federal income tax basis of the Registrant’s investments and unrealized appreciation as of July 31, 2010 were as follows:

Tax Cost Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$ 136,737,123	$63,290,898	$6,484,870	$56,806,028

Portfolio of Investments (continued)

As of July 31, 2010 (unaudited)

Notes to Portfolio of Investments

Securities Valuation:

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Directors. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value or at the last sale price at the close of the exchange on which the security is principally traded (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Directors.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Directors. In the event such quotes are not available from such pricing agents, then the security may be priced based on bid quotations from broker-dealers. Short-term debt securities such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment adviser or designee, are valued at fair value under procedures approved by the Board of Directors. In addition, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

Effective March 15, 2010, the Fund’s equity securities that are traded on a foreign exchange or market which closes prior to the Fund’s Valuation Time are fair valued by an independent pricing service. The fair value of each such security generally is calculated by applying a valuation factor provided by the independent pricing service to the last sales price for that security. If the pricing service is unable to provide a fair value for a security, the security will continue to be valued at the last sale price at the close of the exchange on which it is principally traded, subject to adjustment by the Fund’s Pricing Committee. When the fair value prices are utilized, the value assigned to the foreign securities may not be quoted or published prices of the securities on their primary markets.

Other than described in the above paragraph, there have been no significant changes to the valuation procedures for the period ended July 31, 2010.

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs in

Portfolio of Investments (continued)

As of July 31, 2010 (unaudited)

Notes to Portfolio of Investments (continued)

determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each of the Fund’s investments as of July 31, 2010.

	Level 1*	Level 2*	Level 3
Investments
Equity Investments	$—	$193,130,151	$—
Short-Term Investment	—	413,000	—

Total Investments	$—	$193,543,151	$—

*	At July 31, 2010, there were no significant transfers in or out of Level 1 and Level 2 fair value measurements.

For the period ended July 31, 2010, there have been no significant changes to the fair value valuation methodologies.

Repurchase Agreements:

The Fund may enter into repurchase agreements. It is the Fund’s policy that its custodian/counterparty segregates the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited. There were no repurchase agreements outstanding as of July 31, 2010.

Foreign Currency Translation:

Australian dollar amounts are translated into United States dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities – at the exchange rates at the end of the reporting period; and

(ii)	purchases and sales of investment securities, income and expenses – at the rate of exchange prevailing on the respective dates of such transactions.

Portfolio of Investments (continued)

As of July 31, 2010 (unaudited)

Notes to Portfolio of Investments (continued)

The Fund does not isolate that portion of gains and losses on investments in equity securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. Accordingly, realized and unrealized foreign currency gains and losses with respect to such securities are included in the reported net realized and unrealized gains and losses on investment transactions balances.

Net exchange gain/(loss) is realized from sales and maturities of portfolio securities, sales of foreign currencies, settlement of securities transactions, dividends, interest and foreign withholding taxes recorded on the Fund’s books. Net unrealized foreign exchange appreciation/(depreciation) include changes in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate. The net realized and unrealized foreign exchange gain/(loss) shown in the composition of net assets represent foreign exchange gain/(loss) for book purposes that may not have been recognized for tax purposes.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Securities Transactions and Investment Income:

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date; interest income is recorded on an accrual basis. Expenses are recorded on an accrual basis.

Forward Foreign Currency Exchange Contracts:

A forward foreign currency exchange contract (“Forward Contract”) involves an obligation to purchase and sell a specific currency at a future date at a price set at the time of the contract. The Fund may enter into Forward Contracts in connection with security transactions or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These unrealized and realized gains and losses are reported on the Statement of Operations. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. There were no Forward Contracts outstanding as of July 31, 2010.

Distributions:

The Fund has a managed distribution policy of paying quarterly distributions at an annual rate, set once a year, that is a percentage of the rolling average of the Fund’s prior four quarter-end net asset values. In March 2010, the Board of Directors determined the rolling distribution rate to be 10%, for the 12 month period commencing with the distribution payable in April 2010. This policy is subject to regular review by the Fund’s Board of Directors. Under the policy, distributions will be made from current income, supplemented by realized capital gains and, to the extent necessary, paid-in capital.

On an annual basis, the Fund intends to distribute its net realized capital gains, if any, by way of a final distribution to be declared during the calendar quarter ending December 31. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income distributions and capital and currency gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currencies.

Portfolio of Investments (concluded)

As of July 31, 2010 (unaudited)

Notes to Portfolio of Investments (concluded)

Recent Accounting Pronouncements:

In January 2010, Financial Accounting Standards Board issued Accounting Standards Update 2010-06 (“ASU 2010-06”) to ASC 820-10, “Fair Value Measurements and Disclosures – Overall.” The amendment requires the disclosure of input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. In addition, transfers between all levels must be disclosed on a gross basis including the reason(s) for the transfer(s). Purchases, sales, issuances, and settlements in the Level 3 rollforward must be disclosed on a gross basis. The amendment is effective for interim and annual reporting periods beginning after December 15, 2009, while disclosures about purchases, sales, issuances, and settlements in the Level 3 rollforward of activity is effective for interim and fiscal periods beginning after December 15, 2010. The Fund has adopted a policy of recognizing significant transfers between Level 1 and Level 2 at the reporting period end. A significant transfer is a transfer, in aggregate, whose value is greater than 5% of the net assets of the Fund on the recognition date.

Federal Income Taxes:

For Federal income and excise tax purposes, substantially all of the Fund’s transactions are accounted for using the Australian dollar as the functional currency. Accordingly, only realized currency gains/ (losses) resulting from the repatriation of Australian dollars into U.S. dollars are recognized for U.S. tax purposes.

The Fund intends to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal tax returns for each of the four years in the period ended October 31, 2009 are subject to such review.

Subsequent Event Note

At a meeting of the Fund’s Board held on May 5, 2010, the Board of Directors approved the change of the Fund’s Transfer Agent. Effective September 24, 2010, Computershare Trust Company, N.A. will replace the Bank of New York Mellon Corporation as the Transfer Agent.

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Australia Equity Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,

President of Aberdeen Australia Equity Fund, Inc.

Date: September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
President of Aberdeen Australia Equity Fund, Inc.

Date: September 29, 2010

By:	/s/ Andrea Melia
Andrea Melia,
Treasurer of Aberdeen Australia Equity Fund, Inc.

Date: September 29, 2010